Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 15 – RELATED PARTY TRANSACTIONS

     Certain directors, executive officers and companies with which they are affiliated, are customers of and have loan transactions with the Bank in the ordinary course of business. These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable arms-length transactions.

A summary of loan transactions with directors, including their affiliates, and executive officers is as follows:

	Year ended December 31,
	2011	2010	2009
Balance, beginning of year	$6,002,606	$7,638,399	$5,958,663
New loans or lines of credit	175,300	209,100	2,588,627
Payments on loans or lines of credit	(1,174,257)	(1,844,893)	(908,891)
Balance, end of year	$5,003,649	$6,002,606	$7,638,399

     Deposits by directors, executive officers, and their related interests, at December 31, 2011 and 2010 were $1.1 million and $2.6 million, respectively.